Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	MFS® SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2023
Document Effective Date	Jun. 28, 2023
Prospectus Date	Jun. 28, 2023
MFS Diversified Income Fund | A
Prospectus:
Trading Symbol	DIFAX
MFS Diversified Income Fund | C
Prospectus:
Trading Symbol	DIFCX
MFS Diversified Income Fund | I
Prospectus:
Trading Symbol	DIFIX
MFS Diversified Income Fund | R1
Prospectus:
Trading Symbol	DIFDX
MFS Diversified Income Fund | R2
Prospectus:
Trading Symbol	DIFEX
MFS Diversified Income Fund | R3
Prospectus:
Trading Symbol	DIFFX
MFS Diversified Income Fund | R4
Prospectus:
Trading Symbol	DIFGX
MFS Diversified Income Fund | R6
Prospectus:
Trading Symbol	DIFHX
MFS Government Securities Fund | I
Prospectus:
Trading Symbol	MGSIX
MFS Government Securities Fund | A
Prospectus:
Trading Symbol	MFGSX
MFS Government Securities Fund | R4
Prospectus:
Trading Symbol	MFGJX
MFS Government Securities Fund | B
Prospectus:
Trading Symbol	MFGBX
MFS Government Securities Fund | C
Prospectus:
Trading Symbol	MFGDX
MFS Government Securities Fund | R1
Prospectus:
Trading Symbol	MFGGX
MFS Government Securities Fund | R2
Prospectus:
Trading Symbol	MGVSX
MFS Government Securities Fund | R3
Prospectus:
Trading Symbol	MFGHX
MFS Government Securities Fund | R6
Prospectus:
Trading Symbol	MFGKX
MFS New Discovery Value Fund | A
Prospectus:
Trading Symbol	NDVAX
MFS New Discovery Value Fund | B
Prospectus:
Trading Symbol	NDVBX
MFS New Discovery Value Fund | C
Prospectus:
Trading Symbol	NDVCX
MFS New Discovery Value Fund | I
Prospectus:
Trading Symbol	NDVIX
MFS New Discovery Value Fund | R1
Prospectus:
Trading Symbol	NDVRX
MFS New Discovery Value Fund | R2
Prospectus:
Trading Symbol	NDVSX
MFS New Discovery Value Fund | R3
Prospectus:
Trading Symbol	NDVTX
MFS New Discovery Value Fund | R4
Prospectus:
Trading Symbol	NDVUX
MFS New Discovery Value Fund | R6
Prospectus:
Trading Symbol	NDVVX